ETF Opportunities Trust

T-REX 2X Long MSTR Daily Target ETF (MSTU)

T-REX 2X Inverse MSTR Daily Target ETF (MSTZ)

Supplement dated December 12, 2024

to the Prospectus and Statement of Additional Information (“SAI”),

each dated September 13, 2024

The Board of Trustees (the “Board”) of ETF Opportunities Trust (the “Trust”) has approved a stock split for the T-REX 2X Long MSTR Daily Target ETF at a proposed split ratio of 10:1 and has approved a reverse stock split for the T-REX 2X Inverse MSTR Daily Target ETF at a proposed reverse split ratio of 1:20. The Creation Unit size for each Fund will remain at 10,000 shares per unit.

For the T-REX 2X Long MSTR Daily Target ETF, the record date for the stock split will be December 13, 2024, and the stock split will be effectuated after the close of trading on December 13, 2024. Shares of the T-REX 2X Long MSTR Daily Target ETF will begin trading on a split-adjusted basis on December 16, 2024.

For the T-REX 2X Inverse MSTR Daily Target ETF, the record date for the reverse stock split will be December 13, 2024, and the reverse stock split will be effectuated after the close of trading on December 13, 2024. Shares of the T-REX 2X Inverse MSTR Daily Target ETF will begin trading on a split-adjusted basis on December 16, 2024.

T-REX 2X Long MSTR Daily Target ETF and T-REX 2X Inverse MSTR Daily Target ETF will carry out the stock split in order to maintain a similar ratio and trading range with its underlying stock, MicroStrategy, Inc. Tuttle Capital Management, LLC also believes the split will facilitate increased liquidity for T-REX 2X Long MSTR Daily Target ETF and T-REX 2X Inverse MSTR Daily Target ETF.

This Supplement and the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 833-759-6110.

* * * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE